February 2015
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Ann Kelly
Account Administrator
312-332-7459
ann.kelly1@usbank.com
www.usbank.com/abs
190 S. LaSalle St. 7th Fl.
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Archetype Mortgage Funding I LLC
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
Jefferies LoanCore LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
Rialto Capital Advisors, LLC
Operating Advisor:
Pentalpha Surveillance LLC
Rating Agency:
Fitch, Inc.
Rating Agency:
Kroll Bond Rating Agency, Inc.
Rating Agency:
Moody's Investors Service, Inc.,
Payment Date:
Feb 12, 2015
Prior Payment:
Jan 12, 2015
Next Payment:
Mar 12, 2015
Record Date:
Jan 30, 2015
Determination Date:
Feb 6, 2015
First Payment Date:
Dec 12, 2012
Closing Date:
Nov 29, 2012
Cut-off Date:
Final Distribution Date:
Nov 10, 2045
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust Services ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S.
Bank has not independently verified information received from any such third party.
Statement to Certificateholders

Historical Delinquency & Liquidation Summary

REO Status Report

Historical Liquidation Loss Loan Detail

Interest Shortfall Reconciliation

Appraisal Reduction Report

Loan Level Detail

Historical Loan Modification Report

Material Breaches and Document Defects

Mortgage Loan Characteristics

February 2015
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
GS Mortgage Securities Trust 2012-GCJ9
Pass-Thru
Original
Beginning
Principal
Interest
Total
Realized
Ending
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
0.66200%
72,318,000.00
41,217,259.72
1,297,959.41
22,738.19
1,320,697.60
0.00
39,919,300.31
A-2
1.76200%
202,504,000.00
202,504,000.00
0.00
297,343.37
297,343.37
0.00
202,504,000.00
A-3
2.77300%
607,410,000.00
607,410,000.00
0.00
1,403,623.28
1,403,623.28
0.00
607,410,000.00
A-AB
2.36800%
90,017,000.00
90,017,000.00
0.00
177,633.55
177,633.55
0.00
90,017,000.00
X-A
2.35606%
1,083,364,000.00
1,052,263,259.72
0.00
2,065,994.92
2,065,994.92
0.00
1,050,965,300.31
X-B
0.40330%
305,564,224.00
305,564,224.00
0.00
102,695.17
102,695.17
0.00
305,564,224.00
A-S
3.12400%
111,115,000.00
111,115,000.00
0.00
289,269.38
289,269.38
0.00
111,115,000.00
B
3.74700%
90,280,000.00
90,280,000.00
0.00
281,899.30
281,899.30
0.00
90,280,000.00
C
4.44800%
57,293,000.00
57,293,000.00
0.00
212,366.05
212,366.05
0.00
57,293,000.00
D
4.85423%
57,293,000.00
57,293,000.00
0.00
231,760.95
231,760.95
0.00
57,293,000.00
E
4.85423%
27,779,000.00
27,779,000.00
0.00
112,371.28
112,371.28
0.00
27,779,000.00
F
4.85423%
22,570,000.00
22,570,000.00
0.00
91,299.89
91,299.89
0.00
22,570,000.00
G
4.85423%
50,349,224.00
50,349,224.00
0.00
203,672.08
203,672.08
0.00
50,349,224.00
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,388,928,224.00
1,357,827,483.72
1,297,959.41
5,492,667.42
6,790,626.83
0.00
1,356,529,524.31
PAYMENT DETAIL

February 2015
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
GS Mortgage Securities Trust 2012-GCJ9
Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
36192PAC0
0.56994468
17.94794394
0.31441948
18.26236343
0.00000000
0.55199674
A-2
36192PAF3
1.00000000
0.00000000
1.46833333
1.46833333
0.00000000
1.00000000
A-3
36192PAJ5
1.00000000
0.00000000
2.31083333
2.31083333
0.00000000
1.00000000
A-AB
36192PAM8
1.00000000
0.00000000
1.97333333
1.97333333
0.00000000
1.00000000
X-A
36192PAQ9
0.97129244
0.00000000
1.90701825
1.90701825
0.00000000
0.97009435
X-B
36192PAA4
1.00000000
0.00000000
0.33608376
0.33608376
0.00000000
1.00000000
A-S
36192PAT3
1.00000000
0.00000000
2.60333333
2.60333333
0.00000000
1.00000000
B
36192PAD8
1.00000000
0.00000000
3.12250000
3.12250000
0.00000000
1.00000000
C
36192PAG1
1.00000000
0.00000000
3.70666667
3.70666667
0.00000000
1.00000000
D
36192PAK2
1.00000000
0.00000000
4.04518798
4.04518798
0.00000000
1.00000000
E
36192PAN6
1.00000000
0.00000000
4.04518798
4.04518798
0.00000000
1.00000000
F
36192PAR7
1.00000000
0.00000000
4.04518798
4.04518798
0.00000000
1.00000000
G
36192PAU0
1.00000000
0.00000000
4.04518798
4.04518798
0.00000000
1.00000000
R
36192PAW6
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
FACTOR DETAIL

February 2015
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
GS Mortgage Securities Trust 2012-GCJ9
Beginning
Scheduled
Unscheduled
Realized
Ending
Cumulative
Class
Balance
Principal
Principal
Loss
Balance
Loss
A-1
41,217,259.72
1,297,959.41
0.00
0.00
39,919,300.31
0.00
A-2
202,504,000.00
0.00
0.00
0.00
202,504,000.00
0.00
A-3
607,410,000.00
0.00
0.00
0.00
607,410,000.00
0.00
A-AB
90,017,000.00
0.00
0.00
0.00
90,017,000.00
0.00
A-S
111,115,000.00
0.00
0.00
0.00
111,115,000.00
0.00
B
90,280,000.00
0.00
0.00
0.00
90,280,000.00
0.00
C
57,293,000.00
0.00
0.00
0.00
57,293,000.00
0.00
D
57,293,000.00
0.00
0.00
0.00
57,293,000.00
0.00
E
27,779,000.00
0.00
0.00
0.00
27,779,000.00
0.00
F
22,570,000.00
0.00
0.00
0.00
22,570,000.00
0.00
G
50,349,224.00
0.00
0.00
0.00
50,349,224.00
0.00
Totals:
1,357,827,483.72
1,297,959.41
0.00
0.00
1,356,529,524.31
0.00
PRINCIPAL DETAIL

February 2015
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
GS Mortgage Securities Trust 2012-GCJ9
Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Interest
Class
Interest
Shortfall
Adjustment
Shortfall
Charges
Amount
Shortfall
A-1
22,738.19
0.00
0.00
0.00
0.00
22,738.19
0.00
A-2
297,343.37
0.00
0.00
0.00
0.00
297,343.37
0.00
A-3
1,403,623.28
0.00
0.00
0.00
0.00
1,403,623.28
0.00
A-AB
177,633.55
0.00
0.00
0.00
0.00
177,633.55
0.00
X-A
2,065,994.92
0.00
0.00
0.00
0.00
2,065,994.92
0.00
X-B
102,695.17
0.00
0.00
0.00
0.00
102,695.17
0.00
A-S
289,269.38
0.00
0.00
0.00
0.00
289,269.38
0.00
B
281,899.30
0.00
0.00
0.00
0.00
281,899.30
0.00
C
212,366.05
0.00
0.00
0.00
0.00
212,366.05
0.00
D
231,760.95
0.00
0.00
0.00
0.00
231,760.95
0.00
E
112,371.28
0.00
0.00
0.00
0.00
112,371.28
0.00
F
91,299.89
0.00
0.00
0.00
0.00
91,299.89
0.00
G
203,672.08
0.00
0.00
0.00
0.00
203,672.08
0.00
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
5,492,667.41
0.00
0.00
0.00
0.00
5,492,667.41
0.00
INTEREST DETAIL

Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
February 2015
GS Mortgage Securities Trust 2012-GCJ9
Interest
Fees
Scheduled Interest
5,707,074.93
Master Servicing Fee
28,465.74
Interest Adjustments
0.00
Special Servicing Fee
0.00
Deferred Interest
0.00
Trustee/Certificate Administrator Fee
1,403.02
Net Prepayment Shortfall
0.00
Operating Advisor Fee
1,449.84
Net Prepayment Interest Excess
0.00
Other/Miscellaneous Fee
0.00
Interest Reserve Deposit/(Withdrawal)
(183,088.91)
Fee Distributions
31,318.60
Interest Collections
5,523,986.02
Principal
Scheduled Principal
1,297,959.41
Unscheduled Principal
0.00
Other Expenses of the Trust
Principal Adjustments
0.00
Reimbursed for Interest on Advances
0.00
Principal Collections
1,297,959.41
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Other Expenses of the Trust
0.00
Other
Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
0.00
Interest Distribution
5,492,667.42
Principal Distribution
1,297,959.41
Prepayment Premium
0.00
Available Distribution Amount
6,790,626.83
Total Collections
6,821,945.43
Total Distributions
6,821,945.43
Funds Collection
Funds Distribution
RECONCILIATION OF FUNDS

Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
February 2015
GS Mortgage Securities Trust 2012-GCJ9
P&I Advances
Controlling Class:
Current
Outstanding
Class G
Advance
Advance
Controlling Class Representative:
Principal
0.00
924,306.76
RREF CMBS AIV, LP
Interest
0.00
3,834,696.36
Total
0.00
4,759,003.12
Aggregate Realized Losses during Related Collection Period
0.00
Agg Add'l Trust Fund Expenses during Related Collection Period
0.00
Disclosable Special Servicer Fees
Special Servicer/Affiliates
0.00
0.00
0.00
0.00
Total
0.00
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator's Website and each Certificateholder and Beneficial Owner may register to receive email notifications when such notices are posted; provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.
MISCELLANEOUS DETAIL

GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
February 2015
Rule 15Ga-1
Most Recent
Loan ID
Asset Name
Asset Originator
Ending Balance
Appraisal
Form ABS-15G - Reference
Mortgage Loan Seller
ABS-15G file Reference
SEC Central Index Key (if applicable)
Goldman Sachs Mortgage Company
11/14/2014
0001541502
Citigroup Global Markets Realty Corp.
2/14/2014
0001541001
Starwood Mortgage Capital LLC
1/21/2014
0001548405
Jefferies LoanCore LLC
2/11/2014
0001555524
ADDITIONAL LOAN DETAIL
Repurchase/Replacement
Status

Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
February 2015
GS Mortgage Securities Trust 2012-GCJ9
Serviced Whole
Outstanding
Beginning Stated
Ending Stated % of Cut-Off Prin
Loan
P&I Advances
Whole Loan
Principal Balance Principal Balance
Bal Remaining
Totals:
Totals:
Percentage Of Cut-Off Principal Balance Outstanding
P&I Advances With Respect To Each Serviced Whole Loan
Stated Principal Balance With Respect To Each Whole Loan And
ADDITIONAL LOAN DETAIL

Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
February 2015
GS Mortgage Securities Trust 2012-GCJ9
Count
Balance
Count
Balance
Totals:
Totals:
(Foreclosure Proceedings Commenced)
Specially Serviced Loans That Are Not Delinquent
Current But Not Specially Serviced Loans
ADDITIONAL LOAN DETAIL

Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
February 2015
GS Mortgage Securities Trust 2012-GCJ9
Stated Principal
Amount of Any Portion Included
Count
Balance
Loan ID
Liq Proceeds
in Avail Funds
Totals:
Totals:
Is Subject Or Is Expected To Be Subject To Bankruptcy Proceeding
Liquidated Or Disposed During Related Collection Period
Mortgage Loans As To Which Related Mortgagor
Mortgage Loan Repurchased, Substituted For Or Otherwise
ADDITIONAL LOAN DETAIL

February 2015
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
GS Mortgage Securities Trust 2012-GCJ9
Current Principal
Unpaid Principal
Most Recent
Date Appraisal
Loan ID
Balance
Balance
Appraisal Value
Performed
Totals:
Mortgage Property That Became REO Property During Related Prepayment Period
REO ADDITIONAL DETAIL

February 2015
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
GS Mortgage Securities Trust 2012-GCJ9
Income Collected
Other Amounts
Portion Included in
Most Recent
Date Appraisal
Loan ID
Book Value (Net of Related Expenses)
Received
Available Funds
Appraised Value
Performed
Totals:
REO Property Included In Trust Fund As Of Last Day Of Related Prepayment Period
REO ADDITIONAL DETAIL

February 2015
GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
Liq Proceeds
Portion of Liq
Balance
Realized Loss on
and Other
Proceeds in
of Excess Liq
Loan ID
Mortgage Loan
Amounts Rec'd
Available Funds
Proceeds Acct
Totals:
REO Property Sold Or Disposed During Related Prepayment Period
REO ADDITIONAL DETAIL

GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
February 2015
Effective
Original/
Beg Sched
Current
Current
Distribution
Modified
Interest
Bal as of
Sched
Actual
Maturity
Date
Loan ID
Group
Amounts:
Rate
P&I
Fees
Penalties Eff. Due Prd
Balance
Balance
Date
Delinquency Loan Status
Totals:
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL

Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
February 2015
GS Mortgage Securities Trust 2012-GCJ9
Curr Beg Sch
Aggregate
Prior
Amt Covered Int (Shortage)/
Mod Adj/ Addt'l (Recov)
Real'd Loss
Recov of (Recov)/Real'd
Distribution
Bal of Loan Realized Loss
Real'd Loss
by OC/other Excess Appl'd
Appraisal
Exp Appl'd Appl'd to Cert
Real'd Loss Loss Appl'd to
Date
Loan ID
at Liquidation
on Loans Appl'd to Cert Credit Support to Real'd Loss Reduction Adj to Real'd Loss
to Date Paid as Cash
to Cert Int
Totals:
HISTORICAL BOND/COLLATERAL REALIZED LOSS RECONCILIATION

February 2015
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Month
Count
Balance Count
Balance Count
Balance
Count
Balance
Count
Balance
30 Days Delinq
60 Days Delinq
90+ Days Delinq
Prepayments
REO
Bankruptcy
Foreclosure
Count
Balance Count
Balance
(1)
(1)
(1)
February 2015
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
January 2015
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
December 2014
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
November 2014
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
October 2014
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
September 2014
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
August 2014
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
July 2014
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
June 2014
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
May 2014
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
April 2014
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
March 2014
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
February 2014
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

February 2015
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Month
Count
Balance Count
Balance Count
Balance
Count
Balance
Count
Balance
30 Days Delinq
60 Days Delinq
90+ Days Delinq
Prepayments
REO
Bankruptcy
Foreclosure
Count
Balance Count
Balance
(1)
(1)
(1)
January 2014
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
December 2013
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
November 2013
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

February 2015
REO STATUS REPORT
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
State
Ending
Scheduled Loan
Amount
Total Exposure
Most Recent
Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
Liquidation/
Prepayment
Date
Net Proceed on
Liquidation
Other Revenues
Collected
Appraisal
Reduction
Amount
Count:
Totals:

February 2015
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Current
Beginning
Scheduled
Balance
Most Recent
Value
Liquidation
Sales Price
Net Proceeds
Received on
Liquidation
Liquidation
Expense
Net Proceeds
Available for
Distribution
Realized Loss
to Trust
Date of
Current Period
Adjustment to
Trust
Current Period
Adjustment to
Trust
Loss to Loan
with Cumulative
Adjustment to
Trust
Loan ID
Count:
Totals:

February 2015
INTEREST SHORTFALL RECONCILIATION
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
Excess
(Shortfall)
Non-
Recoverable
(Scheduled
Interest)
Reimbursed
Interest on
Advances
Modified
Interest Rate
(Reduction)/
Excess
Current Month
Outstanding
Other
(Shortfalls)/
Refunds
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
Count:
Totals:
Total Interest Shortfall hitting the Trust:
0.00

February 2015
APPRAISAL REDUCTION REPORT
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

February 2015
LOAN LEVEL DETAIL
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
Property
Type
Transfer
Date
State *
Maturity
Date
Neg Am
(Y/N)
End Schedule
Balance
Note
Rate
Sched
P&I
Prepay
Liquid/Adj
Prepay
Date
Paid Thru
Date
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
406100042
Mixed Use
GA
06/06/2017
N
11,358,052.81
6.400
73,184.19
0.00
02/06/2015
0.00
0
62,653.53
0.00
406100045
Multifamily
CA
07/06/2017
N
14,053,291.70
5.974
86,692.59
0.00
02/06/2015
0.00
0
72,367.73
0.00
406100046
Retail
DE
08/06/2022
N
19,002,072.98
6.700
125,829.21
0.00
02/06/2015
0.00
0
109,724.32
0.00
406100048
Office
GA
09/06/2022
N
15,438,544.36
5.000
85,891.46
0.00
02/06/2015
0.00
0
66,554.77
0.00
406100050
Mixed Use
CA
09/06/2022
N
4,080,644.40
6.050
25,316.29
0.00
02/06/2015
0.00
0
21,280.05
0.00
406100053
Office
NC
10/06/2022
N
24,310,794.96
6.000
149,887.63
0.00
02/06/2015
0.00
0
125,730.59
0.00
406100057
Retail
IL
10/06/2022
N
5,260,079.12
5.240
29,978.62
0.00
02/06/2015
0.00
0
23,762.69
0.00
406100058
Multifamily
NC
10/06/2022
N
19,618,726.24
5.400
113,709.99
0.00
02/06/2015
0.00
0
91,331.14
0.00
406100059
Multifamily
TN
10/06/2022
N
17,477,350.10
5.750
105,043.11
0.00
02/06/2015
0.00
0
86,628.34
0.00
406100060
Retail
AL
10/06/2022
N
13,519,325.74
4.910
74,386.86
0.00
02/06/2015
0.00
0
57,232.99
0.00
406100061
Multifamily
XX
10/06/2022
N
49,497,749.40
5.680
295,358.15
0.00
02/06/2015
0.00
0
242,358.22
0.00
406100063
Self Storage
NC
10/06/2022
N
5,316,599.41
5.060
29,727.20
0.00
02/06/2015
0.00
0
23,194.07
0.00
406100064
Lodging
PA
11/06/2022
N
5,777,473.99
4.940
40,712.03
0.00
02/06/2015
0.00
0
24,645.08
0.00
406100066
Mixed Use
NY
11/06/2022
N
77,972,079.17
4.270
399,420.28
0.00
02/06/2015
0.00
0
287,111.95
0.00
406100067
Office
IL
11/06/2022
N
25,594,922.59
4.750
138,236.54
0.00
02/06/2015
0.00
0
104,827.00
0.00
406100068
Office
CA
11/06/2022
N
70,000,000.00
3.950
238,097.22
0.00
02/06/2015
0.00
0
238,097.22
0.00
406100069
Office
CA
11/06/2022
N
129,000,000.00
3.954
439,223.50
0.00
02/06/2015
0.00
0
439,223.50
0.00
406100071
Self Storage
TX
11/06/2022
N
9,232,724.24
5.430
58,856.72
0.00
02/06/2015
0.00
0
43,243.68
0.00
550100001
Various
NY
09/06/2022
N
140,000,000.00
4.943
595,845.83
0.00
02/06/2015
0.00
0
595,845.83
0.00
550100003
Lodging
XX
11/06/2017
N
91,339,487.32
5.762
599,920.51
0.00
02/06/2015
0.00
0
453,933.37
0.00
550100009
Lodging
XX
10/06/2017
N
45,118,836.00
4.970
276,267.82
0.00
02/06/2015
0.00
0
193,450.52
0.00
550100011
Retail
PA
11/06/2022
N
28,921,418.07
4.479
151,631.49
0.00
02/06/2015
0.00
0
111,701.51
0.00
550100013
Office
WI
11/06/2022
N
24,580,448.71
4.463
128,644.75
0.00
02/06/2015
0.00
0
94,596.93
0.00
550100015
Office
VA
10/06/2022
N
22,700,000.00
4.310
84,248.53
0.00
02/06/2015
0.00
0
84,248.53
0.00
550100017
Retail
NC
10/06/2022
N
19,700,533.72
4.402
99,174.05
0.00
02/06/2015
0.00
0
74,769.57
0.00
550100020
Self Storage
XX
10/06/2022
N
18,112,317.09
4.600
93,301.28
0.00
02/06/2015
0.00
0
71,829.95
0.00
550100028
Retail
TX
10/06/2022
N
12,278,250.00
4.791
50,660.23
0.00
02/06/2015
0.00
0
50,660.23
0.00
550100031
Multifamily
PA
08/06/2022
N
9,442,802.78
5.000
57,874.41
0.00
02/06/2015
0.00
0
40,730.33
0.00
550100033
Retail
NC
11/06/2022
N
8,293,873.07
4.532
43,738.61
0.00
02/06/2015
0.00
0
32,411.51
0.00
550100034
Office
IL
10/06/2022
N
8,304,156.26
4.900
45,642.50
0.00
02/06/2015
0.00
0
35,083.48
0.00
550100035
Lodging
SC
09/06/2022
N
7,874,115.46
4.800
47,558.75
0.00
02/06/2015
0.00
0
32,608.14
0.00
550100039
Mobile Home
TX
08/06/2022
N
7,556,732.90
5.200
42,995.38
0.00
02/06/2015
0.00
0
33,878.20
0.00
550100042
Multifamily
CT
09/06/2022
N
7,497,818.27
4.480
39,428.82
0.00
02/06/2015
0.00
0
28,965.28
0.00
550100043
Lodging
NY
11/06/2022
N
7,091,300.95
5.100
50,577.43
0.00
02/06/2015
0.00
0
31,227.61
0.00
550100044
Lodging
NY
11/06/2022
N
6,904,687.91
5.100
49,246.44
0.00
02/06/2015
0.00
0
30,405.83
0.00
550100045
Lodging
WV
09/06/2022
N
6,650,890.87
4.990
40,880.53
0.00
02/06/2015
0.00
0
28,631.14
0.00
550100046
Self Storage
NV
11/06/2017
N
6,216,840.04
4.450
32,489.86
0.00
02/06/2015
0.00
0
23,855.67
0.00
550100048
Retail
TX
09/06/2022
N
5,877,109.04
4.700
35,169.21
0.00
02/06/2015
0.00
0
23,831.85
0.00
550100050
Retail
FL
10/01/2022
N
5,399,804.71
4.700
29,043.72
0.00
02/01/2015
0.00
0
21,883.19
0.00
550100053
Multifamily
MI
09/06/2022
N
5,053,382.26
4.660
27,102.41
0.00
02/06/2015
0.00
0
20,305.38
0.00
550100055
Multifamily
MI
10/06/2022
N
4,813,640.69
4.480
25,274.88
0.00
02/06/2015
0.00
0
18,595.72
0.00

February 2015
LOAN LEVEL DETAIL
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
Property
Type
Transfer
Date
State *
Maturity
Date
Neg Am
(Y/N)
End Schedule
Balance
Note
Rate
Sched
P&I
Prepay
Liquid/Adj
Prepay
Date
Paid Thru
Date
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
550100056
Lodging
SC
09/06/2022
N
4,703,501.08
5.000
28,937.21
0.00
02/06/2015
0.00
0
20,288.42
0.00
550100059
Self Storage
MI
10/06/2022
N
4,628,404.23
4.700
24,894.61
0.00
02/06/2015
0.00
0
18,757.02
0.00
550100060
Retail
GA
10/06/2022
N
4,580,191.43
4.700
24,635.30
0.00
02/06/2015
0.00
0
18,561.63
0.00
550100061
Retail
NC
09/06/2022
N
4,172,092.20
5.060
23,360.17
0.00
02/06/2015
0.00
0
18,201.21
0.00
550100063
Retail
IL
09/06/2022
N
3,810,853.18
4.980
21,156.20
0.00
02/06/2015
0.00
0
16,362.76
0.00
550100064
Various
XX
11/01/2022
N
3,473,893.83
5.250
19,796.50
0.00
02/01/2015
0.00
0
15,723.31
0.00
550100065
Self Storage
FL
09/06/2022
N
3,377,419.32
5.010
18,810.15
0.00
02/06/2015
0.00
0
14,588.96
0.00
550100066
Retail
CO
10/01/2022
N
3,311,549.22
4.880
18,162.25
0.00
02/01/2015
0.00
0
13,933.64
0.00
550100067
Self Storage
GA
08/06/2022
N
3,108,043.11
5.600
20,152.40
0.00
02/06/2015
0.00
0
15,012.46
0.00
550100068
Retail
FL
08/06/2022
N
2,865,920.75
5.010
20,475.76
0.00
02/06/2015
0.00
0
12,398.90
0.00
550100069
Multifamily
OH
11/06/2022
N
2,901,022.96
4.930
15,976.55
0.00
02/06/2015
0.00
0
12,331.12
0.00
550100070
Mobile Home
OH
09/06/2022
N
2,629,186.38
5.300
15,775.17
0.00
02/06/2015
0.00
0
12,016.47
0.00
550100071
Retail
FL
07/06/2022
N
2,531,284.49
5.250
14,495.35
0.00
02/06/2015
0.00
0
11,457.25
0.00
550100072
Retail
FL
07/06/2022
N
2,458,962.29
5.250
14,081.19
0.00
02/06/2015
0.00
0
11,129.90
0.00
550100073
Mobile Home
SC
08/06/2022
N
2,276,562.31
5.750
13,713.96
0.00
02/06/2015
0.00
0
11,284.18
0.00
550100074
Multifamily
MI
11/06/2022
N
1,999,086.42
5.100
11,211.91
0.00
02/06/2015
0.00
0
8,789.96
0.00
624100059
Office
FL
07/06/2022
N
55,422,681.31
5.190
315,383.64
0.00
02/06/2015
0.00
0
247,994.37
0.00
624100060
Lodging
NY
06/06/2022
N
64,413,995.27
5.020
349,728.99
0.00
02/06/2015
0.00
0
278,754.20
0.00
624100061
Office
NY
06/06/2017
N
35,000,000.00
4.899
147,650.42
0.00
02/06/2015
0.00
0
147,650.42
0.00
695100064
Multifamily
TN
09/01/2022
N
4,617,253.87
4.980
28,354.47
0.00
02/01/2015
0.00
0
19,836.85
0.00
695100065
Office
CA
10/01/2022
N
7,528,548.11
4.840
41,112.70
0.00
02/01/2015
0.00
0
31,417.72
0.00
695100066
Self Storage
IN
10/01/2022
N
4,606,751.32
4.695
27,497.49
0.00
02/01/2015
0.00
0
18,660.44
0.00
695100067
Retail
MD
10/01/2022
N
4,828,995.04
4.930
26,627.58
0.00
02/01/2015
0.00
0
20,526.33
0.00
695100068
Office
KY
11/01/2022
N
15,939,256.41
4.776
86,330.58
0.00
02/01/2015
0.00
0
65,637.95
0.00
695100069
Office
IL
11/01/2022
N
13,726,873.37
4.879
75,182.05
0.00
02/01/2015
0.00
0
57,744.81
0.00
695100070
Office
IL
11/01/2022
N
7,540,113.61
4.879
41,297.18
0.00
02/01/2015
0.00
0
31,718.98
0.00
695100071
Mobile Home
AZ
11/01/2022
N
7,713,510.84
4.500
40,534.82
0.00
02/01/2015
0.00
0
29,930.94
0.00
695100072
Multifamily
IL
11/01/2022
N
14,786,381.76
4.840
80,644.14
0.00
02/01/2015
0.00
0
61,705.29
0.00
695100073
Retail
GA
11/01/2022
N
18,645,563.91
4.700
98,541.18
0.00
02/01/2015
0.00
0
75,555.77
0.00
695100074
Office
CT
11/01/2022
N
7,975,173.10
4.880
43,684.72
0.00
02/01/2015
0.00
0
33,556.01
0.00
695100075
Office
NJ
11/01/2022
N
7,979,126.86
4.955
44,061.17
0.00
02/01/2015
0.00
0
34,087.94
0.00
695100077
Multifamily
MI
11/01/2022
N
10,939,481.11
4.640
64,838.00
0.00
02/01/2015
0.00
0
43,793.39
0.00
695100078
Retail
CA
11/01/2022
N
5,798,968.02
4.850
31,661.51
0.00
02/01/2015
0.00
0
24,249.70
0.00
1,356,529,524.44
7,005,034.35
0.00
0.00
74
Totals:
Count:
5,707,074.94
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90+ Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 7 = Foreclosure in Process; 9 = REO.
* If Property Type field is blank, loan has various property types. If State field is blank or 'XX', loan has properties in multiple states.

February 2015
HISTORICAL LOAN MODIFICATION REPORT
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Modified
Note Rate
Old P&I
Modified
Payment
Amount
Old Maturity
Date
Maturity
Date
Total Months
for Change of
Modification
Modification Code
Count:
Totals:

February 2015
MATERIAL BREACHES AND DOCUMENT DEFECTS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Disclosure Control #
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

February 2015
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Count
Balance ($)
%
0M to 4.9M
21
75,775,258.52
5.59%
5M to 9.9M
23
162,285,831.82
11.96%
10M to 14.9M
7
90,661,656.49
6.68%
15M to 19.9M
8
143,934,364.81
10.61%
20M to 24.9M
3
71,591,243.67
5.28%
25M to 29.9M
2
54,516,340.66
4.02%
35M to 39.9M
1
35,000,000.00
2.58%
45M to 49.9M
2
94,616,585.40
6.97%
55M to 59.9M
1
55,422,681.31
4.09%
60M to 64.9M
1
64,413,995.27
4.75%
70M to 74.9M
1
70,000,000.00
5.16%
75M to 79.9M
1
77,972,079.17
5.75%
90M to 94.9M
1
91,339,487.32
6.73%
125M to 129.9M
1
129,000,000.00
9.51%
140M to 144.9M
1
140,000,000.00
10.32%
Total
74
1,356,529,524.44
100.00%
Remaining Principal Balance
0
2
4
6
8
10
12
0M t
o 4
.9
M
5M t
o 9
.9
M
10
M
t
o
14.9M
15
M
t
o
19.9M
20
M
t
o
24.9M
25
M
t
o
29.9M
35
M
t
o
39.9M
45
M
t
o
49.9M
55
M
t
o
59.9M
60
M
t
o
64.9M
70
M
t
o
74.9M
75
M
t
o
79.9M
90
M
t
o
94.9M
12
5M
to
12
9.9M
14
0M
to
14
4.9M
Count
Balance ($)
%
3.750% - 3.990%
2
199,000,000.00
14.67%
4.250% - 4.490%
8
192,402,778.67
14.18%
4.500% - 4.740%
11
93,850,389.01
6.92%
4.750% - 4.990%
23
400,862,086.42
29.55%
5.000% - 5.240%
14
193,965,443.78
14.30%
5.250% - 5.490%
6
39,944,777.47
2.94%
5.500% - 5.740%
2
52,605,792.51
3.88%
5.750% - 5.990%
4
125,146,691.43
9.23%
6.000% - 6.240%
2
28,391,439.36
2.09%
6.250% - 6.490%
1
11,358,052.81
0.84%
6.500% - 6.740%
1
19,002,072.98
1.40%
Total
74
1,356,529,524.44
100.00%
Gross Rate
Total Weighted Average Rate: 4.88%
0
4
8
12
16
20
24
28
32
3.750% -
3.990%
4.250% -
4.490%
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%
5.500% -
5.740%
5.750% -
5.990%
6.000% -
6.240%
6.250% -
6.490%
6.500% -
6.740%

February 2015
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Count
Balance ($)
%
NEW YORK
6
331,382,063.30
24.43%
CALIFORNIA
6
230,461,452.23
16.99%
VARIOUS
5
207,542,283.64
15.30%
NORTH CAROLINA
6
81,412,619.60
6.00%
ILLINOIS
7
79,023,379.89
5.83%
FLORIDA
6
72,056,072.87
5.31%
GEORGIA
5
53,130,395.62
3.92%
PENNSYLVANIA
3
44,141,694.84
3.25%
TEXAS
4
34,944,816.18
2.58%
MICHIGAN
5
27,433,994.71
2.02%
WISCONSIN
1
24,580,448.71
1.81%
VIRGINIA
1
22,700,000.00
1.67%
TENNESSEE
2
22,094,603.97
1.63%
DELAWARE
1
19,002,072.98
1.40%
KENTUCKY
1
15,939,256.41
1.18%
CONNECTICUT
2
15,472,991.37
1.14%
SOUTH CAROLINA
3
14,854,178.85
1.10%
ALABAMA
1
13,519,325.74
1.00%
NEW JERSEY
1
7,979,126.86
0.59%
ARIZONA
1
7,713,510.84
0.57%
WEST VIRGINIA
1
6,650,890.87
0.49%
NEVADA
1
6,216,840.04
0.46%
OHIO
2
5,530,209.34
0.41%
MARYLAND
1
4,828,995.04
0.36%
INDIANA
1
4,606,751.32
0.34%
COLORADO
1
3,311,549.22
0.24%
Total
74
1,356,529,524.44
100.00%
Geographic Distribution by State
0
4
8
12
16
20
24
28
NEW YORK
CALIFORNIA
VARIO
US
NO
RTH CAROLINA
IL
LIN
O
IS
FLORIDA
GE
O
RGIA
PENNSYLVANIA
TEXAS
M
IC
HIGAN
WISCONSIN
VIRGINIA
TENNESSEE
DELAWARE
KENTUCKY
CO
NNECTICUT
SO
UT
H
CAROLINA
ALABAMA
NEW
JE
RSEY
ARIZONA
WEST
VIR
G
INIA
NEVADA
OH
IO
M
ARY
LA
ND
INDIANA
CO
LO
RADO

February 2015
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Count
Balance ($)
%
Lodging
9
239,874,288.85
17.68%
Mixed Use
3
93,410,776.38
6.89%
Mobile Home
4
20,175,992.43
1.49%
Multifamily
13
162,697,987.56
11.99%
Office
16
471,040,639.65
34.72%
Retail
19
171,256,846.98
12.62%
Self Storage
8
54,599,098.76
4.02%
Various
2
143,473,893.83
10.58%
Total
74
1,356,529,524.44
100.00%
Property Type
17.7
Lodging
6.9
Mixed Use
1.5
Mobile Home
12.0
Multifamily
34.7
Office
12.6
Retail
4.0
Self Storage
10.6
Various
Lodging
17.7%
Mixed Use
6.9%
Mobile Home
1.5%
Multifamily
12.0%
Office
34.7%
Retail
12.6%
Self Storage
4.0%
Various
10.6%
Total:
100.0%
Count
Balance ($)
%
27 - 29
3
60,411,344.51
4.45%
30 - 32
1
45,118,836.00
3.33%
33 - 35
2
97,556,327.36
7.19%
87 - 89
4
124,826,923.36
9.20%
90 - 92
40
515,828,712.31
38.03%
93 - 95
24
512,787,380.90
37.80%
Total
74
1,356,529,524.44
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 83
0
5
10
15
20
25
30
35
40
27 - 29
30 - 32
33 - 35
87 - 89
90 - 92
93 - 95

February 2015
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Count
Balance ($)
%
1.000 - 1.490
17
288,313,901.98
21.25%
1.500 - 1.990
27
517,346,902.92
38.14%
2.000 - 2.490
22
324,158,116.92
23.90%
2.500 - 2.990
4
123,193,996.23
9.08%
3.000 - 3.490
2
74,813,640.69
5.52%
3.500 - 3.990
1
25,594,922.59
1.89%
Not Avalil.
1
3,108,043.11
0.23%
Total
74
1,356,529,524.44
100.00%
DSCR
Total Weighted Average DSCR: 1.93
* Used the Most Recent DSCR (NOI) provided
0
5
10
15
20
25
30
35
40
1.000
- 1.490
1.500
- 1.990
2.000
- 2.490
2.500
- 2.990
3.000
- 3.490
3.500
- 3.990
No
t Ava
lil.
60.94%
Amortizing Balloon
21.00%
IO / Amortizing /
Balloon
18.06%
IO / Balloon
Amortizing Balloon
60.94%
IO / Amortizing / Balloon
21.00%
IO / Balloon
18.06%
Total:
100.00%
Count
Balance ($)
%
Amortizing Balloon
64
826,678,864.45
60.94%
IO / Amortizing / Balloon
7
284,850,659.99
21.00%
IO / Balloon
3
245,000,000.00
18.06%
Total
74
1,356,529,524.44
100.00%
Amortization Type

Document Outline

  Table of Contents
    Statement to Certificateholders
    Historical Delinquency & Liquidation Summary
    REO Status Report
    Historical Liquidation Loss Loan Detail
    Interest Shortfall Reconciliation
    Appraisal Reduction Report
    Loan Level Detail
    Historical Loan Modification Report
    Material Breaches and Document Defects
    Mortgage Loan Characteristics